[LOGO]

     CANADA LIFE                             RONALD E. BEETTAM, F.S.A., F.C.I.A.
     INSURANCE COMPANY OF NEW YORK           President

                                             410 Saw Mill River Road
                                             Ardsley, New York 10502

                                                  (914) 693-2300
                                             FAX: (914) 674-2535


February 28, 2000

Dear Trillium(R) Policyholder:

Enclosed is the Trillium Annual Report for the period ending December 31, 1999. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Trillium for your financial needs.

Sincerely,

/s/ Ronald E. Beettam
Ronald E. Beettam

Encl.

                                             [LOGO] CANADA LIFE
TRILLIUM(R)                                  INSURANCE COMPANY OF NEW YORK
A Variable Annuity                              410 Saw Mill River Road
                                                Ardsley, NY 10502
                                                (914) 693-2300


Additional Premium Payment Form

Please complete the following information:

Owner:     ________________                  Amount of Premium Payment:

Annuitant: ________________                  $____________

Policy No.: _______________

Owner's Ssn/Tin: __________
                                             IF YOU ARE CHANGING ALLOCATION
                                             PLEASE COMPLETE THE FOLLOWING:


                                             ________  This payment only

                                             ________  This payment and all
                                                       future pymts

                                             ________  Re-allocate all current
                                                       assets

          CASH MGMT (21)        ____%     INCOME (22)          ____%    SMALL-CAP  VALUE  (44)    ____%
          BOND (23)             ____%     COM STOCK (24)       ____%    LARGE-CAP VALUE  (45)     ____%
          CAPITAL (25)          ____%     INTERNATIONAL (26)   ____%
          COMM & INFO (27)      ____%     GBL GROWTH OPP (28)  ____%
          GBL SMLR CO (29)      ____%     FRONTIER (41)        ____%
          HIGH YLD BOND (42)    ____%     GLOBAL TECH (43)     ____%

--------------------------------------------------------------------------------
                            Fixed Account Options*

          _____% 1 Yr. (201)
--------------------------------------------------------------------------------
Total allocation must equal 100%

Owner's Signature           ___________________  Date_____________

Joint Owner's Signature     ___________________  Date_____________


    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF NEW YORK

                Information For Qualified Policy Contributions
                       (This Section Must Be Completed)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? _____________________   PLEASE NOTE: CONTRIBUTIONS FOR PRIOR
                                                        TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR __________                AFTER APRIL 15TH OF THE
                                                        CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR __________


      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

  Our Variable Annuity Administrators can not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

  Variable Annuities are issued by Canada Life Insurance Company of New York and offered through its affiliate, Canada Life of America Financial
                         Services, Inc. (member NASD).

The attached are incorporated by reference herein to the Annual Report filed by and on behalf of the following:

Seligman Portfolios, Inc., filed March 1, 2000
     Portfolios include: Seligman Bond, Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman Global Growth, Seligman Global Smaller Companies, Seligman Global Technology, Seligman High-Yield Bond, Seligman Income, Seligman International Growth, Seligman Large-Cap Growth, Seligman Large-Cap Value, and Seligman Small-Cap Value.

                            CANADA LIFE OF NEW YORK
                        VARIABLE ACCOUNT 2 PERFORMANCE
                        ------------------------------

[LOGO OF TRILLIUM                               Average Annual Total Returns for Periods Ending December 31, 1999
A VARIABLE ANNUITY                                               Assuming Contract Continues

Issued by Canada Life Insurance
Company of New York
                                                                                                Since        Inception
PORTFOLIOS                             1 Year        3 Year        5 Year       10 Year       Inception        Date
-----------------------------------------------------------------------------------------------------------------------
Seligman Communications and
 Information Portfolio                    83.13%        43.64%        33.99%           --           33.17%      10/4/94
-----------------------------------------------------------------------------------------------------------------------
Seligman Global Technology
 Portfolio                               115.65         50.67            --            --           40.92        5/1/96
-----------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio               14.89          8.49         15.35            --           15.72       10/4/94
-----------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio        33.30            --            --            --            5.61        5/1/98
-----------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies
 Portfolio                                26.47         10.57         12.73            --           12.78       10/4/94
-----------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                51.11         29.51         25.07         17.20%          16.08       6/21/88
-----------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Portfolio          50.28         25.89            --            --           20.10        5/1/96
-----------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio        (4.19)           --            --            --           (3.26)       5/1/98
-----------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio           11.49         17.66         19.21         13.71           13.82       6/21/88
-----------------------------------------------------------------------------------------------------------------------
Seligman International Growth
 Portfolio                                24.80         14.95         11.86            --           10.72        5/3/93
-----------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                  1.37          6.49          7.99          7.36            7.48       6/21/88
-----------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio        (2.20)         3.30            --            --            6.14        5/1/95
-----------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                   (5.88)         2.47          4.43          4.31            4.33       6/21/88
-----------------------------------------------------------------------------------------------------------------------
Seligman Cash Management
 Portfolio Current Yield 6.86%+            3.54          3.76          3.71          3.33            3.53       6/21/88
-----------------------------------------------------------------------------------------------------------------------

+ Annualized for the seven-day period ending December 31, 1999. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.75% as of December 31, 1999.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance for Seligman Communications and Information and Seligman Global Technology Portfolios was achieved during a market favorable to companies in the technology sector. There can be no assurances that these Portfolios will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Portfolios had previously experienced. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with technology investing, such as greater price fluctuations, government regulation, and limited liquidity. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. The stocks of smaller companies may be subject to above-average market price fluctuations. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio with fewer holdings, such as Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings. High-yield bonds are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in Seligman High-Yield Bond Portfolio.

                            CANADA LIFE OF NEW YORK
                        VARIABLE ACCOUNT 2 PERFORMANCE
                        ------------------------------

                                  Average Annual Total Returns for Periods Ending December 31, 1999
                                          Assuming Contract Is Surrendered at End of Period

                                                                                Since     Inception
PORTFOLIOS                               1 Year   3 Year   5 Year   10 Year   Inception     Date
---------------------------------------------------------------------------------------------------
Seligman Communications and
 Information Portfolio                    77.73%   42.90%   33.82%       --       33.02%    10/4/94
---------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio     110.25    50.01       --        --       40.42      5/1/96
---------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                9.49     7.21    15.04        --       15.44     10/4/94
---------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio        27.90       --       --        --        2.46      5/1/98
---------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies
 Portfolio                                21.07     9.33    12.40        --       12.47     10/4/94
---------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                45.71    28.61    24.85     17.20%      16.08     6/21/88
---------------------------------------------------------------------------------------------------
Seligman Global Growth Portfolio          44.88    24.94       --        --       19.34      5/1/96
---------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio        (9.59)      --       --        --       (6.61)     5/1/98
---------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio            6.09    16.56    18.94     13.71       13.82     6/21/88
---------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio   19.40    13.80    11.52        --       10.56      5/3/93
---------------------------------------------------------------------------------------------------
Seligman Income Portfolio                 (4.03)    5.15     7.59      7.36        7.48     6/21/88
---------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio        (7.60)    1.88       --        --        5.52      5/1/95
---------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                  (11.28)    1.03     3.97      4.31        4.33     6/21/88
---------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio
 Current Yield 6.86%+                     (1.86)    2.34     3.24      3.33        3.53     6/21/88
---------------------------------------------------------------------------------------------------

+ Annualized for the seven-day period ending December 31, 1999. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.75% as of December 31, 1999.

   Issued by: Canada Life Insurance Company of New York, 410 Saw Mill Road,
                         Suite 1010, Ardsley, NY 10502
 New York Policy Forms 30099/30100 and 30125/30126 - subject to state approval Distributed by: Seligman Advisors, Inc., 100 Park Avenue, New York, NY 10017
                               . (800)221-2783

Shares of the Trillium portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency, and are subject to market fluctuations including possible loss of principal.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance for Seligman Communications and Information and Seligman Global Technology Portfolios was achieved during a market favorable to companies in the technology sector. There can be no assurances that these Portfolios will continue consistently to achieve, by investing in initial public offerings or otherwise, substantially similar performance that the Portfolios had previously experienced. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges, including the maximum CDSC of 6%. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3%; at least six, but less than seven, 2%; at least seven, no charge. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.